UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3954
Dreyfus Tax Exempt Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Tax Exempt Cash Management October 31, 2006 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--101.1%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.3%
Columbia Industrial Development
Board, PCR, Refunding
(Alabama Power Company Project)		3.64	11/1/06	13,500,000 a	13,500,000
Homewood Educational Building
Authority, Educational
Facilities Revenue (Samford
University) (Insured; AMBAC
and Liquidity Facility; Bank
of Nova Scotia)		3.60	11/1/06	13,225,000 a	13,225,000
Mobile Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		3.62	11/7/06	12,000,000 a	12,000,000

Arizona--1.6%
ABN AMRO Munitops Certificate
Trust, Sales Tax Revenue
(Civic Plaza Expansion
Project) (Insured; FGIC and
Liquidity Facility; ABN-AMRO)		3.60	11/7/06	13,700,000 a,b	13,700,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		3.61	11/7/06	7,000,000 a	7,000,000
Phoenix Civic Improvement
Corporation, Excise Tax
Revenue (Putters Program)
(Insured; FGIC and Liquidity
Facility; PB Capital Finance)		3.61	11/7/06	8,270,000 a,b	8,270,000
Phoenix Civic Improvement
Corporation, Water System
Revenue (Insured; MBIA and
Liquidity Facility; Merrill
Lynch)		3.60	11/7/06	19,880,000 a,b	19,880,000

Arkansas--.3%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)		3.58	11/7/06	8,250,000 a	8,250,000

Colorado--1.9%
ABN AMRO Munitops Certificate
Trust, Revenue (Denver City
and County Airport) (Insured;
XLCA and Liquidity Facility;
ABN-AMRO)		3.61	11/7/06	22,345,000 a,b	22,345,000

Morgan Keegan Municipal Products
Inc., Revenue (Liquidity
Facility; BNP Paribas)	3.60	11/7/06	13,140,000 a,b	13,140,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.63	11/7/06	21,000,000 a	21,000,000

Delaware--.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	3.80	11/7/06	13,500,000 a	13,500,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; Mercantile-Safe Deposit
and Trust Company)	3.61	11/7/06	7,035,000 a	7,035,000

Florida--7.7%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.60	12/8/06	10,000,000	10,000,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	3.62	11/1/06	27,500,000 a	27,500,000
Gulf Breeze,
Revenue (Local Government Loan
Program) (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.70	12/1/06	4,090,000	4,090,000
Jacksonville Electric Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.52	11/9/06	14,424,000	14,424,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.67	11/16/06	20,000,000	20,000,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.67	11/16/06	5,000,000	5,000,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.58	1/17/07	10,300,000	10,300,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.69	11/1/06	60,000,000 a	60,000,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;

SunTrust Bank)	3.69	11/30/06	10,000,000	10,000,000
Palm Beach County Educational
Facilities Authority,
Educational Facilities Revenue
(Palm Beach Atlantic College,
Inc. Project) (LOC; Bank of
America)	3.59	11/7/06	11,500,000 a	11,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.58	11/7/06	7,945,000	7,945,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	11/13/06	15,660,000	15,660,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.58	12/6/06	14,890,000	14,890,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.56	1/11/07	10,000,000	10,000,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	3.59	11/7/06	5,120,000 a	5,120,000
Volusia County Educational
Facilities Authority,
Educational Facilities Revenue
(Embry-Riddle Aeronautical
University, Inc. Project)
(Insured; Radian Bank and
Liquidity Facility; Citibank
NA)	3.61	11/7/06	5,645,000 a,b	5,645,000

Georgia--6.4%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	3.60	11/7/06	65,330,000 a	65,330,000
Fulton County,
GO Notes, TAN	4.00	12/29/06	30,000,000	30,021,790
Fulton County Housing Authority,
MFHR (LOC; FHLMC and Liquidity
Facility; FHLMC)	3.61	11/7/06	40,365,000 a,b	40,365,000
Municipal Electric Authority of
Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and
Westdeutsche Landesbank)	3.60	4/12/07	30,000,000	30,000,000
Municipal Electric Authority of

Georgia, CP (LOC; JPMorgan
Chase Bank)	3.52	11/8/06	9,800,000	9,800,000
Municipal Electric Authority of
Georgia, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.60	12/8/06	16,050,000	16,050,000

Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Insured;
Radian Bank and Liquidity
Facility; Bank of Nova Scotia)	3.68	11/7/06	14,500,000 a	14,500,000

Idaho--.9%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.64	11/1/06	23,530,000 a	23,530,000
Idaho Housing and Finance
Association, Nonprofit
Facilities Revenue (Albertson
College of Idaho Project)
(LOC; Key Bank)	3.59	11/7/06	4,250,000 a	4,250,000

Illinois--1.6%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC
and Liquidity Facility; PB
Finance Inc.)	3.61	11/7/06	5,115,000 a,b	5,115,000
Illinois,
GO Notes (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	16,890,000 a,b	16,890,000
Illinois,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	9,945,000 a,b	9,945,000
Regional Transportation Authority,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	10,100,000 a,b	10,100,000
Roaring Fork Municipal Products
LLC (Chicago, Second Lien
Water Revenue) (Insured; AMBAC
and Liquidity Facility; The
Bank of New York)	3.63	11/7/06	6,460,000 a,b	6,460,000

Indiana--2.8%
Hamilton Southeastern School,
Temporary Loan Warrants	4.25	12/29/06	16,100,000	16,123,572
Indiana Health Facility Financing

Authority, Revenue (Ascension
Health Credit Group)	3.55	6/1/07	14,000,000	14,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.50	1/4/07	5,850,000	5,856,632
Indianapolis Local Public
Improvement Bond Bank, Notes	4.50	1/4/07	35,000,000	35,039,680
Merrillville Community School
Corporation, Warrants	4.25	12/29/06	12,800,000	12,818,691

Iowa--1.7%
Iowa Finance Authority,
Wellness Facility Revenue
(Community Y of Marshalltown
Project) (LOC; Bank of America)	3.57	11/7/06	11,395,000 a	11,395,000
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.68	11/7/06	27,900,000 a	27,900,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Citibank NA)	3.61	11/7/06	11,810,000 a,b	11,810,000

Kentucky--.9%
Public Energy Authority of Kentucky, Inc.
Gas Supply Revenue (Liquidity
Facility; Societe Generale)	3.65	11/1/06	27,500,000 a	27,500,000

Louisiana--2.6%
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	3.62	11/7/06	29,000,000 a,b	29,000,000
Louisiana Public Facilities
Authority, HR (Liquidity
Facility; Merrill Lynch)	3.62	11/7/06	34,045,000 a,b	34,045,000
Louisiana Public Facilities
Authority, Revenue (Comm-Care
Louisiana Project) (LOC;
JPMorgan Chase Bank)	3.58	11/7/06	6,000,000 a	6,000,000
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.65	11/7/06	9,115,000 a,b	9,115,000

Maryland--.4%
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	3.68	11/7/06	2,840,000 a	2,840,000
Maryland Economic Development

Corporation, Revenue (Legal
Aid Bureau Inc. Facility)
(LOC; M&T Bank)	3.63	11/7/06	2,475,000 a	2,475,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	3.60	11/7/06	6,000,000 a	6,000,000

Massachusetts--2.8%
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	3.62	11/7/06	7,300,000 a	7,300,000
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.65	11/7/06	15,000,000 a	15,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Radian Bank and Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	3.65	11/7/06	30,200,000 a	30,200,000
Massachusetts Development Finance
Agency, Revenue (Wentworth
Institute of Technology, Inc.
Issue) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.65	11/7/06	17,900,000 a	17,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	3.60	11/7/06	15,000,000 a	15,000,000

Michigan--5.5%
Detroit,
GO Notes, TAN (LOC; Scotia
Bank)	4.50	3/1/07	11,945,000	11,974,480
Detroit,
Sewage Disposal Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.60	11/7/06	22,030,000 a,b	22,030,000
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.75	11/7/06	17,200,000 a	17,200,000
Detroit Water Supply System,
Water Revenue (Merlots

Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.60	11/7/06	10,475,000 a,b	10,475,000
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.64	11/1/06	12,515,000 a	12,515,000
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (Insured; XLCA and
Liquidity Facility; Dexia
Credit Locale)	3.64	11/1/06	24,975,000 a	24,975,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	3.61	11/7/06	10,195,000 a	10,195,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	1,900,000 a	1,900,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	4,800,000 a	4,800,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	7,500,000 a	7,500,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.62	11/7/06	7,500,000 a	7,500,000
Waterford Township Economic
Development Corporation, LOR,
Refunding (Canterbury Health
Care Inc. Project) (LOC; KBC
Bank)	3.61	11/7/06	11,000,000 a	11,000,000

Minnesota--1.4%
Oak Park Heights,
MFHR, Refunding (Boutwells
Landing Project) (LOC; FHLMC
and Liquidity Facility; FHLMC)	3.59	11/7/06	12,000,000 a	12,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System

Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.65	11/30/06	30,000,000	30,000,000

Mississippi--.2%
Mississippi Business Finance
Corporation, Revenue (Outback
98 West CC, LLC Project) (LOC;
First Tennessee Bank N.A.)	3.59	11/7/06	5,600,000 a	5,600,000

Missouri--.3%
Saint Louis,
General Fund Revenue, TRAN	4.50	6/29/07	10,000,000	10,047,532

Nebraska--1.2%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.65	11/1/06	1,700,000 a	1,700,000
Nebhelp Inc.,
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	3.63	11/7/06	11,780,000 a	11,780,000
Nebraska Educational Finance
Authority, Revenue (Creighton
University Project) (Insured;
FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3.64	11/1/06	12,100,000 a	12,100,000
Scotts Bluff County Hospital
Authority Number 1, HR,
Refunding (Regional West
Medical Center) (Insured;
Radian and Liquidity Facility;
Key Bank)	3.60	11/7/06	10,000,000 a	10,000,000

Nevada--1.2%
Clark County,
Highway Revenue, CP (Motor
Vehicle Fuel Tax) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	11/16/06	17,500,000	17,500,000
Clark County School District,
GO Notes (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	9,905,000 a,b	9,905,000
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.61	11/7/06	6,945,000 a,b	6,945,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	3.60	1/17/07	3,000,000	3,000,000

New Hampshire--.3%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; Citizens Bank of
Massachusetts)	3.58	11/7/06	9,395,000 a	9,395,000

New York--1.8%
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.56	11/7/06	20,000,000 a	20,000,000
New York Counties Tobacco Trust I,
Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.61	11/7/06	6,930,000 a,b	6,930,000
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue Bonds (State
Contingency Contract Secured)
(Liquidity Facility; DEPFA
Bank PLC)	3.61	11/7/06	17,495,000 a,b	17,495,000
Tobacco Settlement Financing
Corporation of New York,
Revenue (Liquidity Facility:
Landesbank Hessen-Thuringen
Girozentrale and Merril Lynch)	3.61	11/7/06	10,000,000 a,b	10,000,000

North Carolina--.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue, Refunding (Insured;
MBIA)	7.00	1/1/07	3,250,000	3,267,225
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Person
Memorial Hospital) (LOC;
Branch Banking and Trust Co.)	3.59	11/1/06	12,000,000 a	12,000,000

Ohio--4.4%
Akron Bath Copley Joint Township
Hospital District, Health Care
Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	3.59	11/7/06	5,300,000 a	5,300,000
Cincinnati School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.61	11/7/06	6,845,000 a,b	6,845,000
Cleveland-Cuyahoga County Port
Authority, Revenue, Refunding
(Judson Project) (LOC;
National City Bank)	3.61	11/7/06	11,505,000 a	11,505,000
Cuyahoga County,

HR, Refunding (Metrohealth
System Project) (LOC; National
City Bank)	3.60	11/7/06	10,000,000 a	10,000,000
Franklin County,
Health Care Facilities
Refunding and Improvement
Revenue (Ohio Presbyterian
Retirement Services) (Insured;
Radian Group and Liquidity
Facility; National City Bank)	3.60	11/7/06	12,000,000 a	12,000,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	3.59	11/7/06	7,250,000 a	7,250,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.64	11/7/06	45,000,000 a,b	45,000,000
Ohio Higher Education Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	3.61	11/7/06	4,800,000 a	4,800,000
University of Toledo,
General Receipts (Insured;
FGIC and Liquidity Facility;
U.S. Bank NA)	3.64	11/1/06	28,615,000 a	28,615,000

Oklahoma--.4%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; Bank of
America)	3.51	4/1/07	5,000,000	5,000,000
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; Lloyds
TSB Bank PLC)	3.58	3/1/07	3,450,000	3,450,000
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	3.51	4/1/07	3,000,000	3,000,000

Oregon--.8%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding Group)	3.61	11/7/06	9,260,000 a,b	9,260,000
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	3.61	11/7/06	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor Inc. Project) (LOC; Bank
of America)	3.61	11/7/06	9,150,000 a	9,150,000

Pennsylvania--17.6%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.59	11/7/06	39,995,000 a	39,995,000
Chester County Health and
Educational Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Allied Irish
Bank)	3.59	11/7/06	5,605,000 a	5,605,000
Chestnut Ridge School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.59	11/7/06	10,875,000 a	10,875,000
Cumberland County Municipal
Authority, Revenue, Refunding
(Wesley Affiliated Services,
Inc. Obligated Group) (LOC;
KBC Bank)	3.59	11/7/06	8,000,000 a	8,000,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.59	11/7/06	65,100,000 a	65,100,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.59	11/7/06	14,010,000 a	14,010,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.61	11/7/06	90,465,000 a	90,465,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.62	11/7/06	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.62	11/7/06	14,500,000 a	14,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	7,900,000 a	7,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	4,800,000 a	4,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	10,600,000 a	10,600,000
Emmaus General Authority,
Local Government Revenue (LOC;

DEPFA Bank PLC)	3.62	11/7/06	13,000,000 a	13,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	5,000,000 a	5,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	11,900,000 a	11,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	19,900,000 a	19,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.62	11/7/06	5,000,000 a	5,000,000
Emmaus General Authority,
Local Government Revenue
(LOC; Goldman Sachs and Co.)	3.62	11/7/06	13,075,000 a	13,075,000
Fayette County Hospital Authority,
Revenue, Refunding (Mount
Macrina Manor Project) (LOC;
National City Bank)	3.59	11/7/06	3,725,000 a	3,725,000
Harrisburg Authority,
Water Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; FGIC)	3.61	11/7/06	14,405,000 a	14,405,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.59	11/7/06	20,205,000 a	20,205,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.61	11/7/06	14,180,000 a	14,180,000
Lebanon County Health Facilities
Authority, Revenue (Cornwall
Manor Project) (Insured;
Radian Bank and Liquidity
Facility; Bank of America)	3.64	11/7/06	5,510,000 a	5,510,000
Lehigh County General Purpose
Authority, HR (Saint Luke's
Hospital of Bethlehem,
Pennsylvania Project) (LOC;
Wachovia Bank)	3.60	11/1/06	4,530,000 a	4,530,000
Montgomery County Higher Education
and Health Authority, School
Revenue (William Penn Charter
School) (LOC; PNC Bank)	3.59	11/7/06	10,420,000 a	10,420,000
Pennsylvania Higher Educational
Facilities Authority, Student
Housing Revenue (Washington
and Jefferson Development)
(LOC; Unicredito Italiano SPA)	3.59	11/7/06	8,000,000 a	8,000,000
Philadelphia School District,
GO Notes, TRAN (LOC; Bank of
America)	4.50	6/29/07	14,500,000	14,566,101

Schuylkill County,
GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.61	11/7/06	6,420,000 a	6,420,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.59	11/7/06	17,495,000 a	17,495,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.59	11/7/06	20,000,000 a	20,000,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.59	11/7/06	28,500,000 a	28,500,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.59	11/7/06	3,482,000 a	3,482,000

South Carolina--.5%
Greer,
Combined Utilities System
Revenue (Merlots Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	8,300,000 a,b	8,300,000
South Carolina Jobs Economic
Development Authority, Health
Facilities Revenue, Refunding
(Episcopal Church Home)
(Insured; Radian Bank and
Liquidity Facility; Wachovia
Bank)	3.60	11/7/06	6,920,000 a	6,920,000

Tennessee--8.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.65	11/1/06	3,045,000 a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.58	11/7/06	3,725,000 a	3,725,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue

(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.58	11/7/06	5,000,000 a	5,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.58	11/7/06	6,500,000 a	6,500,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	3.61	11/7/06	9,000,000 a	9,000,000
Knoxville,
Wastewater Systems Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.61	11/7/06	8,085,000 a,b	8,085,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	3.58	11/7/06	7,395,000 a	7,395,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.58	11/7/06	7,485,000 a	7,485,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.58	11/7/06	10,000,000 a	10,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; XLCA and Liquidity
Facility; DEPFA Bank PLC)	3.65	11/1/06	9,400,000 a	9,400,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.62	11/7/06	25,000,000 a,b	25,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.61	11/7/06	92,725,000 a,b	92,725,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
Goldman Sachs Group)	3.61	11/7/06	50,000,000 a,b	50,000,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Merlots Program)
(Liquidity Facility; The Bank

of New York)	3.60	11/7/06	20,000,000 a,b	20,000,000

Texas--13.2%
ABN AMRO Munitops Certificates
Trust, Water Revenue (Tarrant
Regional Water District)
(Insured; FGIC and Liquidity
Facility; ABN-AMRO)	3.61	11/7/06	10,260,000 a,b	10,260,000
Dallas,
Airport System Revenue
(Insured; AMBAC)	5.00	4/1/07	6,000,000	6,035,938
Dallas Area Rapid Transit,
Transportation Revenue
(Merlots Program) (Insured:
AMBAC and FGIC and Liquidity
Facility; Wachovia Bank)	3.60	11/7/06	24,060,000 a,b	24,060,000
Harris County,
GO Notes, TAN	4.50	2/28/07	7,300,000	7,318,718
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
Bayerische Landesbank,
JPMorgan Chase Bank, Northern
Trust Co. and Saint Lukes Hospital)	3.65	11/1/06	11,675,000 a	11,675,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.65	11/1/06	20,000,000	20,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.58	12/6/06	20,000,000	20,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/16/06	35,000,000	35,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.63	2/6/07	5,000,000	5,000,000
Lower Colorado River Authority,
Revenue, CP (LCRA
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	3.50	2/8/07	30,700,000	30,700,000
Lower Colorado River Authority,
Transmission Service
Corporation, Revenue, CP (LCRA
Transportation Services
Corporation) (LOC: JPMorgan
Chase Bank, State Street Bank
and Trust Co. and Westdeutsche
Landesbank)	3.55	12/6/06	11,700,000	11,700,000
Lower Colorado River Authority,
Transmission Service

Corporation Revenue, CP (LCRA
Transportation Services
Corporation) (LOC: JPMorgan
Chase Bank, State Street Bank
and Trust Co. and Westdeutshe
Landesbank)	3.59	12/6/06	37,500,000	37,500,000
North Central Texas Health
Facilities Development
Corporation, Revenue, CP
(Methodist Hospital) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.53	2/6/07	24,000,000	24,000,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.60	11/7/06	10,000,000 a,b	10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility; Bank of
America)	3.50	12/11/06	20,000,000	20,000,000
Spring Independent School
District, Schoolhouse
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.67	8/15/07	5,000,000	5,000,000
Texas
(Liquidity Facility; Merrill
Lynch)	3.60	11/7/06	4,145,000 a,b	4,145,000
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)
(Insured; MBIA and Liquidity
Facility; Branch Banking and
Trust Company)	3.60	11/7/06	28,800,000 a,b	28,800,000
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)
(Insured; MBIA and Liquidity
Facility; Goldman Sachs Group)	3.60	11/7/06	17,800,000 a,b	17,800,000
Texas Municipal Power Agency,
Revenue, CP (Liquidity
Facility: Bank of America and
Bayerische Landesbank)	3.60	1/22/07	19,830,000	19,830,000
Texas Public Finance Authority,
Revenue CP (Liquidity
Facility; Texas Public School)	3.50	12/11/06	25,000,000	25,000,000
University of Texas,
University Revenue, CP	3.60	1/16/07	25,000,000	25,000,000

Utah--.3%
Utah Water Finance Agency,
Water Revenue (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.61	11/7/06	10,000,000 a	10,000,000

Vermont--1.4%
ABN AMRO Munitops Certificate
Trust, Revenue (University of
Vermont and State Agriculture
College) (Insured; MBIA and
Liquidity Facility; ABN-AMRO)	3.60	11/7/06	14,995,000 a,b	14,995,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Insured;
Radian Group and Liquidity
Facility; TD Banknorth N.A.)	3.67	11/1/06	7,530,000 a	7,530,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Insured;
Radian Group and Liquidity
Facility; TD BankNorth N.A.)	3.67	11/1/06	19,025,000 a	19,025,000

Virginia--2.8%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.62	11/7/06	13,675,000 a	13,675,000
Loudoun County Industrial
Development Authority,
Multi-Modal Revenue (Howard
Hughes Medical Institute Issue)	3.64	11/1/06	19,525,000 a	19,525,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	3.59	11/7/06	20,000,000 a	20,000,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.61	11/7/06	7,500,000 a,b	7,500,000
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	3.70	2/13/07	24,000,000	24,000,000

Washington--2.5%
Energy Northwest,
Electric Revenue, Refunding
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Finance Inc.)	3.61	11/7/06	5,245,000 a,b	5,245,000
Washington,
GO Notes (Merlots Program)
(Insured: FGIC and MBIA and
Liquidity Facility; Wachovia

Bank)	3.60	11/7/06	20,005,000 a,b	20,005,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance) (LOC;
Key Bank)	3.59	11/7/06	4,150,000 a	4,150,000
Washington Higher Education
Facilities Authority, Revenue
(Saint Martin's College
Project) (LOC; U.S. Bank NA)	3.64	11/7/06	6,695,000 a	6,695,000
Washington Housing Finance
Commission, Nonprofit
Revenue, Refunding (Horizon
House Project) (LOC; Bank of
America)	3.59	11/7/06	19,800,000 a	19,800,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Wesley Homes Project) (LOC;
Bank of America)	3.60	11/1/06	18,800,000 a	18,800,000

Wisconsin--1.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC
and Merrill Lynch)	3.62	11/7/06	5,900,000 a,b	5,900,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.64	11/1/06	15,000,000 a	15,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Saint John's Communities,
Inc.) (Insured; Radian Bank
and Liquidity Facility;
Marshall and Ilsley Bank)	3.60	11/7/06	5,700,000 a	5,700,000
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Capital Finance)	3.61	11/7/06	10,380,000 a,b	10,380,000

Wyoming--1.0%
Natrona County,
HR, Refunding (Wyoming Medical
Center Project) (Insured;
AMBAC and Liquidity Facility;
Bank of Nova Scotia)	3.58	11/7/06	28,700,000 a	28,700,000

Total Investments (cost $3,045,361,359)			101.1%	3,045,361,359
Liabilities, Less Cash and Receivables			(1.1%)	(34,032,473)

Net Assets			100.0% 3,011,328,886
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $763,910,000 or 25.4% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 13, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)